15. Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions

Note 15 – Related Party Transactions

Conflicts of Interests

Athena Silver Corporation (“Athena”) is a company under common control. Mr. Power is also a director and CEO of Athena. Mr. Gibbs is a significant investor in both Magellan and Athena. Magellan and Athena are both exploration stage companies involved in the business of acquisition and exploration of mineral resources.

Silver Saddle Resources, LLC is also a company under common control. Mr. Power and Mr. Gibbs are significant investors and managing members of Silver Saddle. Magellan and Silver Saddle are both exploration stage companies involved in the business of acquisition and exploration of mineral resources.

The existence of common ownership and common management could result in significantly different operating results or financial position from those that could have resulted had Magellan, Athena and Silver Saddle been autonomous.

Management Fees

The Company previously maintained a month-to-month management agreement with Mr. Power requiring a monthly payment, in advance, of $2,500 as consideration for his services as CFO to Magellan. Effective August 31, 2017, Mr. Power resigned as CFO and Secretary of the Company and was replaced by Michael P. Martinez on September 18, 2017 to serve as CFO, Secretary and Treasurer. Mr. Power continues to serve as a member of the Board of Directors.

Management fees to Mr. Power for the years ended December 31, 2018 and 2017, are $0 and $20,000, respectively. These fees are included in general and administrative expenses in our consolidated statements of operations and comprehensive loss. At December 31, 2018 and 2017, $27,500 of the fees had not been paid and are included in accrued liabilities on the accompanying consolidated balance sheets.

Management fees to Mr. Martinez for the years ended December 31, 2018 and 2017, are $40,000 and $0, respectively. These fees are included in general and administrative expenses in our statement of operations. At December 31, 2018 and 2017, $28,000 and $0 of the fees had not been paid and are included in accounts payable on the accompanying consolidated balance sheets.

Accrued Interest - Related Parties

Accrued interest due to related parties is included in our consolidated balance sheets as follows:

	December 31, 2018	December 31, 2017
Accrued interest payable - Mr. Gibbs	$340,218	$221,103
Accrued interest payable - Mr. Power	76,504	16,562
Accrued interest payable - Dr. Carson	3,736	986
	$420,458	$238,651

During the year ended December 31, 2018, we paid a total of $12,357 to Mr. Power representing unpaid accrued interest on notes payable. During the year ended December 31, 2017, we paid a total of $382 to Mr. Power representing unpaid accrued interest on notes payable.

Advances Payable – Related Party

We borrowed and repaid non-interest bearing advances from/to related parties as follows:

	Year Ended December 31, 2018
	Advances	Repayments (including transfers)	Balance
Mr. Power	19,300	19,300	$–
Mr. Carson	–	8,100	–
Totals	$19,300	$27,400	$–

	Year Ended December 31, 2017
	Advances	Repayments (including transfers)	Balance
Mr. Power	$26,050	$26,050	$–
Mr. Carson	8,100	–	8,100
Totals	$34,150	$26,050	$8,100

In addition to the above, during the year ended December 31, 2017, Mr. Power loaned the Company $25,000 in a short term note that was subsequently transferred into the Series 2017 Notes. Mr. Power used personal credit cards during the year ended December 31, 2018 to fund Company operations. During 2018 a total of $125,945 was charged on the credit cards and $101,181 was repaid by the Company. As of December 31, 2018, a balance of $24,764 remained outstanding and is included in Advances payable, related party.